Schedule of Bank Borrowings Interest (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Interest expense	$ 30,785	$ 41,599	$ 55,636	$ 75,184	$ 38,498	$ 81,333
Property Loan [Member]
Short-Term Debt [Line Items]
Interest expense	6,042	8,164	10,065	13,602	4,267	9,389
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest expense	10,402	14,057	27,227	36,793	21,733	55,982
Trust Receipt [Member]
Short-Term Debt [Line Items]
Interest expense	$ 14,341	$ 19,378	$ 18,344	$ 24,789	$ 12,498	$ 15,962